Commitments and Contingencies (Leases) (Details)	12 Months Ended
Dec. 31, 2016
Operating Leased Assets [Line Items]
Term of contract	40 years
Minimum [Member]
Operating Leased Assets [Line Items]
Initial lease term	5 years
Maximum [Member]
Operating Leased Assets [Line Items]
Initial lease term	15 years